[SUTHERLAND ASBILL & BRENNAN LETTERHEAD]

THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

June 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Farm Bureau Life Variable Account of Farm Bureau Life Insurance Company (File No. 333-87766)

Commissioners:

On behalf of Farm Bureau Life Insurance Company (the “Company”) and Farm Bureau Life Variable Account, we have attached for filing Post-Effective Amendment No. 17 (the “Amendment”) to the Registration Statement on Form N-6 for certain variable life insurance policies (the “Policies”).  The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to update certain information about the Policies.  More specifically, effective October 1, 2013, for Policies issued before May 1, 2005, the Company will increase the current premium expense charge, monthly policy expense charge, and the first-year monthly per $1,000 charge to the maximum guaranteed level specified in the Policies and the prospectus for the Policies.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118, or Patrice Pitts at (202) 383-0548.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

TEB/atn

Attachment

cc:	Sara Tamisiea Patrice Pitts

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